                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      706     7548 SH       SOLE                     7548
ARC Energy Trust               COM              001986108     2743   128770 SH       SOLE                   128270               500
AT&T Corp                      COM              00206r102     1275    30139 SH       SOLE                    30139
Abbott Laboratories            COM              002824100      826    15405 SH       SOLE                    15305               100
Allied Capital Corp            COM              01903Q108     5246   178500 SH       SOLE                   169020              9480
Altium FX LTD                  COM                              10    12000 SH       SOLE                    12000
Altria Group Inc.              COM              02209S103      454     6523 SH       SOLE                     6523
Ameren Corp                    COM              023608102     2544    48455 SH       SOLE                    45720              2735
American International Group   COM              026874107     5316    78579 SH       SOLE                    78279               300
American Soil Technologies, In COM              02968p100        3    37000 SH       SOLE                                      37000
Amgen Inc                      COM              031162100     3586    63392 SH       SOLE                    61702              1690
Analog Devices Inc             COM              032654105     3304    91380 SH       SOLE                    90880               500
Apple Computer Inc             COM              037833100      244     1590 SH       SOLE                     1590
Autodesk, Inc.                 COM              052769106     8798   176074 SH       SOLE                   176074
B J Services Company           COM              055482103     9587   361074 SH       SOLE                   356804              4270
BP P.L.C.                      COM              055622104      555     8008 SH       SOLE                     8008
Bank Of America Corp           COM              060505104     1433    28498 SH       SOLE                    27778               720
Baytex Energy Trust            COM              073176109     3224   158560 SH       SOLE                   144685             13875
Becton Dickinson & Co          COM              075887109     7866    95870 SH       SOLE                    95110               760
Berkshire Hathaway Cl B        COM              084670207    12354     3126 SH       SOLE                     3126
Biostratum, Inc.               COM              090993429        0    30000 SH       SOLE                    30000
Boeing Co                      COM              097023105      213     2032 SH       SOLE                     2032
Caspian Energy Inc.            COM              147664106        4    10000 SH       SOLE                    10000
Chevron                        COM              166764100    19316   206411 SH       SOLE                   204246              2165
Chicos Fas Inc                 COM              168615102     2090   148765 SH       SOLE                   148165               600
Cisco Systems                  COM              17275R102      364    10973 SH       SOLE                    10973
Citigroup Inc.                 COM              172967101    13264   284210 SH       SOLE                   279714              4496
Coca Cola Co                   COM              191216100      398     6921 SH       SOLE                     6921
Colgate-Palmolive Co           COM              194162103    11872   166466 SH       SOLE                   166466
Commerce Bancshares Inc        COM              200525103      416     9065 SH       SOLE                     9065
Connocophillips                COM              20825C104     4454    50744 SH       SOLE                    48439              2305
Consolidated Edison Inc.       COM              209115104      326     7045 SH       SOLE                     7045
Costco Wholesale Corp          COM              22160k105     6801   110818 SH       SOLE                   110553               265
DJ US Basic Materials Index    COM              464287838     7213    97272 SH       SOLE                    92374              4898
Dell Computer                  COM              24702R101      215     7775 SH       SOLE                     7775
Devon Energy Corp New          COM              25179M103      277     3328 SH       SOLE                     3328
Disney Walt Co                 COM              254687106      267     7774 SH       SOLE                     7774
Dow Chemical Co                COM              260543103      252     5844 SH       SOLE                     5844
DuPont de Nemours              COM              263534109      350     7060 SH       SOLE                     7060
Duke Energy Corp               COM              26441c105      260    13927 SH       SOLE                    12318              1609
E M C Corp Mass Comm           COM              268648102     3870   186065 SH       SOLE                   182865              3200
Ebay Inc                       COM              278642103     6307   161624 SH       SOLE                   161624
Emerson Electric               COM              291011104      564    10603 SH       SOLE                    10603
Enbridge Energy Partners Lp    COM              29250R106      504    10325 SH       SOLE                    10325
Endologix Inc                  COM              29266s106     2182   553775 SH       SOLE                   553775
Entergy Corporation            COM              29364G103      650     6000 SH       SOLE                     6000
Exxon Mobil Corp               COM              30231g102    19137   206748 SH       SOLE                   203140              3608
FPL Group                      COM              302571104      268     4400 SH       SOLE                     4400
Fifth Third Bancorp            COM              316773100     5999   177072 SH       SOLE                   177072
Franklin Street Properties     COM              35471R106     7701   446415 SH       SOLE                   435330             11085
General Electric               COM              369604103    21056   508596 SH       SOLE                   500904              7692
Glaxosmithkline                COM              37733W105      236     4445 SH       SOLE                     4445
Graphic Packaging Corp New     COM              388688103       63    14000 SH       SOLE                    14000
Home Depot                     COM              437076102     4049   124804 SH       SOLE                   122709              2095
I Shares Dow Jones US Energy   COM              464287796     1318    10103 SH       SOLE                    10103
I Shares Dow Jones US Telecom  COM              464287713     2139    63205 SH       SOLE                    63205
I Shares MSCI CDA Index        COM              464286509      282     8601 SH       SOLE                     8601
I Shares S&P 500 Index         COM              464287200     1133     7404 SH       SOLE                     7404
I Shares S&P 600 Small Cap     COM              464287804     2771    39732 SH       SOLE                    39732
I Shares Trust DJ US Healthcar COM              464287762     1872    26443 SH       SOLE                    26443
I Shares Trust Dow Jones Selec COM              464287168    23032   332353 SH       SOLE                   327783              4570
I-Shares S&P 500 Barra Growth  COM              464287309      292     4105 SH       SOLE                     4105
Illinois Tool Works Inc        COM              452308109     8521   142881 SH       SOLE                   142881
Ingersoll-Rand Company         COM              G4776G101     6021   110535 SH       SOLE                   107390              3145
Intel Corp                     COM              458140100     1923    74360 SH       SOLE                    74360
International Speedway Class A COM              460335201     3146    68597 SH       SOLE                    68597
Intl Business Machines         COM              459200101      964     8181 SH       SOLE                     8181
J P Morgan Chase & Co          COM              46625h100      383     8360 SH       SOLE                     7683               677
Johnson & Johnson              COM              478160104    17893   272351 SH       SOLE                   269361              2990
Kimberly-Clark                 COM              494368103     5777    82218 SH       SOLE                    80940              1278
Kinder Morgan Energy LP Unit L COM              494550106      358     7255 SH       SOLE                     7255
Kinetic Concepts Inc           COM              49460w208     5634   100109 SH       SOLE                   100109
Liberty Property Trust         COM              531172104     3267    81255 SH       SOLE                    81255
Lowes Companies Inc            COM              548661107     6112   218140 SH       SOLE                   218140
McCormick & Company, Inc.      COM              579780206      205     5700 SH       SOLE                     5700
MedCath Corp                   COM              58404w109     1548    56382 SH       SOLE                    56382
Medtronic Inc                  COM              585055106     3919    69474 SH       SOLE                    68974               500
Merck & Co Inc                 COM              589331107      236     4560 SH       SOLE                     4560
Microsoft Corp                 COM              594918104     3864   131173 SH       SOLE                   129873              1300
Molson Coors Brewing CO        COM              60871r209    37363   374867 SH       SOLE                   374867
Northeast Utilities            COM              664397106      229     8000 SH       SOLE                     8000
Northrop Grumman               COM              666807102      665     8531 SH       SOLE                     8531
Nustar Energy LP               COM              67058H102     1197    20148 SH       SOLE                    20148
Occidental Petroleum Corp      COM              674599105      624     9738 SH       SOLE                     9738
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Oracle Corp                    COM              68389X105      216     9958 SH       SOLE                     9958
PNC Financial Services Group I COM              693475105      243     3570 SH       SOLE                     3570
Pepsico                        COM              713448108    13053   178172 SH       SOLE                   176857              1315
Petsmart Inc                   COM              716768106     3741   117286 SH       SOLE                   117286
Pfizer Inc                     COM              717081103     9477   387940 SH       SOLE                   385365              2575
Polar Molecular Holding Corpor COM              731019105        0   121338 SH       SOLE                   121338
PowerShares Dynamic Software P COM              73935x773     7373   369742 SH       SOLE                   369742
Powershares Dynamic Large Cap  COM              73935x609    33417  1775624 SH       SOLE                  1775624
Powershares ETF Trust Dynamic  COM              73935x823     1805   113390 SH       SOLE                   113390
Ppg Inds Inc                   COM              693506107      343     4540 SH       SOLE                     4540
Procter & Gamble               COM              742718109     1674    23798 SH       SOLE                    22888               910
PwrShrs Dynamic Energy Explr & COM              73935x658     1826    80390 SH       SOLE                    80390
Qualcomm Inc                   COM              747525103     9219   218139 SH       SOLE                   218139
Rite Aid Corporation           COM              767754104       90    19400 SH       SOLE                    19400
Rogers Corp                    COM              775133101     3082    74830 SH       SOLE                    74210               620
Royal Dutch Shell PLC - ADR A  COM              780259206      259     3150 SH       SOLE                     3150
S&P 500 Barra Value Index - I  COM              464287408      726     8914 SH       SOLE                     8914
S&P Midcap 400 Index           COM              464287507    18417   208860 SH       SOLE                   208660               200
Schlumberger Ltd               COM              806857108      357     3403 SH       SOLE                     3403
Smith Intl Inc                 COM              832110100      243     3400 SH       SOLE                     3400
The Blackstone Group           COM              09253U108      880    35100 SH       SOLE                    35100
The Charles Schwab Corp        COM              808513105      402    18611 SH       SOLE                    18611
The Southern Company           COM              842587107      316     8700 SH       SOLE                     8400               300
U S Bancorp                    COM              902973304      333    10231 SH       SOLE                    10231
United Parcel Service          COM              911312106    10262   136645 SH       SOLE                   136645
United Technologies Corp       COM              913017109     6864    85290 SH       SOLE                    85290
Verizon Communications         COM              92343v104      774    17471 SH       SOLE                    17471
Wachovia Corp New              COM              929903102     1355    27021 SH       SOLE                    27021
Walgreen Co                    COM              931422109      676    14301 SH       SOLE                    14301
Walmart Stores Inc             COM              931142103      246     5643 SH       SOLE                     5643
Washington Mutual Inc          COM              939322103     1553    43990 SH       SOLE                    43990
Wausau Paper Corp Com          COM              943315101     3268   293080 SH       SOLE                   291880              1200
Wells Fargo                    COM              949746101     5548   155748 SH       SOLE                   154998               750
Westamerica Bancorporation     COM              957090103     5104   102470 SH       SOLE                    99530              2940
Williams Cos Inc               COM              969457100      297     8722 SH       SOLE                     8722
Wyeth                          COM              983024100      287     6437 SH       SOLE                     6437
Zebra Technologies Corp - Clas COM              989207105     3651   100055 SH       SOLE                    99605               450
iShares CDN S&P/TSX 60 Index F COM              46578b100      437     5307 SH       SOLE                     5307
Involve Technology, Inc.                        461992620       56    23707 SH       SOLE                                      23707
Eaton Vance Tax-Mgd Glbl Buy-W                  27829c105     2806   153772 SH       SOLE                   142117             11655
Eaton Vance Tax-Mngd Buy-write                  27828x100     2945   149725 SH       SOLE                   144575              5150
100000 Douglas Cnty *Matured*  WT               CFK99AGZ8        0   139000 SH       SOLE                   139000
Sarpy Cnty Neb Warrant Due 1/1 WT               80399AES3        0    20000 SH       SOLE                    20000
Sarpy Cnty Neb Warrant Due 1/3 WT               80399AER5        0    20000 SH       SOLE                    20000
Sitesearch Corp Warrant Expire WT                                0    17500 SH       SOLE                    17500
Schwab S&P 500 Index Portfolio                                 229 17735.35569SH     SOLE              17735.35569
Schwab S&P 500 Index Portfolio                                 264 20503.22445SH     SOLE              20503.22445
Schwab S&P 500 Index Portfolio                                 352 22083.35677SH     SOLE              22083.35677

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 133

Form 13F Information Table Value Total: 508166



List of Other Included Managers:  NONE